Other Provisions - Retirement Benefit Obligation - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Employee Benefits [Abstract]
Discount rate	12.30%	11.20%	11.20%
Increases in employer subsidies (as a percent)	0.00%
Actuarial assumption of retirement age	60 years	60 years	60 years
Medical inflation rate	9.00%	8.50%	8.50%
Retirement benefit costs	R 1,125	R 929
Subsidy for every completed year of employment (as a percent)	2.00%
Maximum subsidy to be paid (as a percent)	50.00%
Expected employed members that will be married at retirement or earlier death (as a percent)	90.00%
Expected age gap between husbands and their younger wives (term)	4 years
Expected contributions to the benefit plan in 2022	R 14
Weighted average duration of the defined benefit obligation	11 years